INCOME TAX EXPENSE - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 369	$ 1,994
Deferred tax liability	(230,184)	(236,175)
Net deferred income tax liabilities	(229,815)	(234,181)
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	59,864	77,365
Deferred tax liability	(289,679)	(311,546)
Unused non-capital losses | Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	38,140	39,704
Reclamation and closure cost obligations | Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	12,917	13,019
Other | Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	8,438	22,648
Mining interests | Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	(286,214)	(310,028)
Inventories and receivables | Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	369	1,994
Deferred tax liability	$ (3,465)	$ (1,518)